Inventories	12 Months Ended
Dec. 31, 2023
Disclosure Of Inventories [Abstract]
Inventories [Text Block]

10. Inventories

	Dec. 31, 2023	Dec. 31, 2022
Current
Stockpile	$52,454	$26,235
Finished goods	61,266	68,029
Materials and supplies	93,614	60,748
	207,334	155,012
Non-current
Stockpile	9,591	42,785
Low grade stockpile[1]	5,875	-
Materials and supplies	8,984	7,940
	24,450	50,725
	$231,784	$205,737

[1]Stockpile of inventory that is not expected to be processed until the end of the Copper Mountain mine life.

The cost of inventories recognized as an expense, including depreciation, and included in cost of sales amounted to $1,159,727 for the year ended December 31, 2023 (year ended December 31, 2022 - $1,062,228).

During the year ended December 31, 2023, Hudbay recognized an expense of $2,308 in cost of sales related to adjustments of the carrying value of certain long term inventory supplies (year ended December 31, 2022 - expense of $4,110).

During the year ended December 31, 2022, Hudbay recognized a recovery of $557 in cost of sales related to adjustments of the carrying value of Peru inventories to net realizable value. Adjustments of the carrying value of inventories to net realizable value were related to changes in commodity prices.